Shareholder Report, Holdings (Details)	Mar. 31, 2026
Fidelity Advisor Diversified Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Diversified Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Diversified Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Diversified Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Diversified Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Diversified Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Diversified Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Diversified Stock Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Diversified Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Diversified Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Diversified Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Diversified Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified Stock Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Diversified Stock Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Diversified Stock Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Diversified Stock Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Diversified Stock Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Diversified Stock Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified Stock Fund - Class O | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Diversified Stock Fund - Class O | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Diversified Stock Fund - Class O | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Diversified Stock Fund - Class O | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified Stock Fund - Class O | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified Stock Fund - Class O | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified Stock Fund - Class O | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified Stock Fund - Class O | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class O | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Diversified Stock Fund - Class O | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Diversified Stock Fund - Class O | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified Stock Fund - Class O | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Diversified Stock Fund - Class O | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Diversified Stock Fund - Class O | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class O | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Diversified Stock Fund - Class O | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Diversified Stock Fund - Class O | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class O | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified Stock Fund - Class O | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class O | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Diversified Stock Fund - Class O | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified Stock Fund - Class O | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Diversified Stock Fund - Class O | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified Stock Fund - Class O | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class O | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified Stock Fund - Class O | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Diversified Stock Fund - Class O | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Diversified Stock Fund - Class O | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Diversified Stock Fund - Class O | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class O | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Diversified Stock Fund - Class O | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class O | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Diversified Stock Fund - Class O | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class O | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Diversified Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Diversified Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Diversified Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Diversified Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Diversified Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Diversified Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Diversified Stock Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Diversified Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Diversified Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Diversified Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Diversified Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified Stock Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Diversified Stock Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Diversified Stock Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Diversified Stock Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Diversified Stock Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Diversified Stock Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Diversified Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Diversified Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Diversified Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Diversified Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Diversified Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Diversified Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Diversified Stock Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Diversified Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Diversified Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Diversified Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Diversified Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified Stock Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Diversified Stock Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Diversified Stock Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Diversified Stock Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Diversified Stock Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Diversified Stock Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Diversified Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Diversified Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Diversified Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Diversified Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Diversified Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Diversified Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Diversified Stock Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Diversified Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Diversified Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Diversified Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Diversified Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified Stock Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Diversified Stock Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Diversified Stock Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Diversified Stock Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Diversified Stock Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Diversified Stock Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Diversified Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Diversified Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Diversified Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Diversified Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Diversified Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Diversified Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Diversified Stock Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Diversified Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Diversified Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Diversified Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Diversified Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified Stock Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified Stock Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Diversified Stock Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Diversified Stock Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Diversified Stock Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified Stock Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Diversified Stock Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Diversified Stock Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Diversified Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Capital Development Fund - Class O | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Capital Development Fund - Class O | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Capital Development Fund - Class O | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Capital Development Fund - Class O | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Capital Development Fund - Class O | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Capital Development Fund - Class O | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital Development Fund - Class O | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Capital Development Fund - Class O | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Capital Development Fund - Class O | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Capital Development Fund - Class O | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Capital Development Fund - Class O | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Capital Development Fund - Class O | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Advisor Capital Development Fund - Class O | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Capital Development Fund - Class O | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class O | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Capital Development Fund - Class O | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class O | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Capital Development Fund - Class O | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Capital Development Fund - Class O | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Capital Development Fund - Class O | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Capital Development Fund - Class O | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class O | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Capital Development Fund - Class O | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital Development Fund - Class O | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class O | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class O | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital Development Fund - Class O | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class O | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class O | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class O | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Capital Development Fund - Class O | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class O | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor Capital Development Fund - Class O | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Capital Development Fund - Class O | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Capital Development Fund - Class O | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital Development Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Capital Development Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Capital Development Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Capital Development Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Capital Development Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Capital Development Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital Development Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Capital Development Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Capital Development Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Capital Development Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Capital Development Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Capital Development Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Advisor Capital Development Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Capital Development Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Capital Development Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Capital Development Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Capital Development Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Capital Development Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Capital Development Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Capital Development Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital Development Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital Development Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Capital Development Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor Capital Development Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Capital Development Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Capital Development Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital Development Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Capital Development Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Capital Development Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Capital Development Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Capital Development Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Capital Development Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital Development Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Capital Development Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Capital Development Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Capital Development Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Capital Development Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Capital Development Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Advisor Capital Development Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Capital Development Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Capital Development Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Capital Development Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Capital Development Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Capital Development Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Capital Development Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Capital Development Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital Development Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital Development Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Capital Development Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor Capital Development Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Capital Development Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Capital Development Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital Development Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Capital Development Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Capital Development Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Capital Development Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Capital Development Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Capital Development Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital Development Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Capital Development Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Capital Development Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Capital Development Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Capital Development Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Capital Development Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Advisor Capital Development Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Capital Development Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Capital Development Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Capital Development Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Capital Development Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Capital Development Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Capital Development Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Capital Development Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital Development Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital Development Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Capital Development Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor Capital Development Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Capital Development Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Capital Development Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital Development Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Capital Development Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Capital Development Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Capital Development Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Capital Development Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Capital Development Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital Development Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Capital Development Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Capital Development Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Capital Development Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Capital Development Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Capital Development Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Advisor Capital Development Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Capital Development Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Capital Development Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Capital Development Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Capital Development Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Capital Development Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Capital Development Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Capital Development Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital Development Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Capital Development Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital Development Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Capital Development Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital Development Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Capital Development Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital Development Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Advisor Capital Development Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Capital Development Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Capital Development Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%